Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

9. LEASES

The Group has entered into operating lease agreements for certain offices, which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	December 31,	June 30,
	2023	2024

Operating lease right-of-use assets, net	$1,280	$978
Lease liabilities - current	$748	$765
Lease liabilities – non-current	504	154
Total operating lease liabilities	$1,252	$919

The components of lease expenses were as follows:

	For the six months ended June 30,
	2023	2024
Lease cost
Amortization of right-of-use assets	350	392
Interest of operating lease liabilities	9	25
Total Lease cost	$359	$417

Other information related to leases where the Group is the lessee is as follows:

	December 31,	June 30,
	2023	2024

Weighted-average remaining lease term	1.11	0.84
Weighted-average discount rate	4.3%	4.3%

As of June 30, 2024, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended December 31,	Operating Leases
remainder of 2024	$380
2025	549
2026	15
Total lease payments	944
Less: imputed interest	(25)
Total	$919